Loans and Borrowings - Additional Information (Details) - Bank Loans [Member] - Research and Laboratory Equipment € in Thousands	12 Months Ended
	Dec. 31, 2024 EUR (€) Facility Size	Dec. 31, 2023 EUR (€)
Borrowing costs [abstract]
New debt recognized
Facility size | Facility Size
Installments
Bank loan outstanding	€ 2,489	€ 11,583
Interest rate (in percent)
Disclosure of detailed information about borrowings [line items]
New debt recognized
Facility size | Facility Size
Installments
Bank loan outstanding	€ 2,489	11,583
Interest rate (in percent)
Other [Member]
Borrowing costs [abstract]
New debt recognized	€ 0
Facility size | Facility Size	0
Installments	0
Bank loan outstanding	€ 9	13
Interest rate (in percent)	0.00%
Disclosure of detailed information about borrowings [line items]
New debt recognized	€ 0
Facility size | Facility Size	0
Installments	0
Bank loan outstanding	€ 9	13
Interest rate (in percent)	0.00%
CIC PGE [Member]
Borrowing costs [abstract]
New debt recognized	€ 0
Facility size | Facility Size	2,200,000
Installments	8 quarterly
Bank loan outstanding	€ 0	1,650
Interest rate (in percent)	0.75%
Disclosure of detailed information about borrowings [line items]
New debt recognized	€ 0
Facility size | Facility Size	2,200,000
Installments	8 quarterly
Bank loan outstanding	€ 0	1,650
Interest rate (in percent)	0.75%
BNP PGE [Member]
Borrowing costs [abstract]
New debt recognized	€ 0
Facility size | Facility Size	4,900,000
Installments	8 quarterly
Bank loan outstanding	€ 0	3,675
Interest rate (in percent)	0.45%
Disclosure of detailed information about borrowings [line items]
New debt recognized	€ 0
Facility size | Facility Size	4,900,000
Installments	8 quarterly
Bank loan outstanding	€ 0	3,675
Interest rate (in percent)	0.45%
Natixis PGE [Member]
Borrowing costs [abstract]
New debt recognized	€ 0
Facility size | Facility Size	3,000,000
Installments	8 quarterly
Bank loan outstanding	€ 0	2,250
Interest rate (in percent)	0.40%
Disclosure of detailed information about borrowings [line items]
New debt recognized	€ 0
Facility size | Facility Size	3,000,000
Installments	8 quarterly
Bank loan outstanding	€ 0	2,250
Interest rate (in percent)	0.40%
BPI Pret Taux Bonifie [Member]
Borrowing costs [abstract]
New debt recognized	€ 0
Facility size | Facility Size	2,250,000
Installments	20 quarterly
Bank loan outstanding	€ 1,380	1,820
Interest rate (in percent)	2.25%
Disclosure of detailed information about borrowings [line items]
New debt recognized	€ 0
Facility size | Facility Size	2,250,000
Installments	20 quarterly
Bank loan outstanding	€ 1,380	1,820
Interest rate (in percent)	2.25%
BPI PGE [Member]
Borrowing costs [abstract]
New debt recognized	€ 0
Facility size | Facility Size	2,000,000
Installments	16 quarterly
Bank loan outstanding	€ 1,100	1,500
Interest rate (in percent)	2.25%
Disclosure of detailed information about borrowings [line items]
New debt recognized	€ 0
Facility size | Facility Size	2,000,000
Installments	16 quarterly
Bank loan outstanding	€ 1,100	€ 1,500
Interest rate (in percent)	2.25%